PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Telkomsel - Movements of pension benefit obligation (Details) Rp in Billions		12 Months Ended
	Jun. 07, 2017	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
Disclosure of defined benefit plans [line items]
Maximum percentage of surplus defined benefit plan	10
Threshold FSR	105
Pension benefit cost | Telkomsel
Disclosure of defined benefit plans [line items]
Pension benefit obligations at beginning of year		Rp (1,839)	Rp (1,193)
Periodic pension benefit cost		342	247
Actuarial gain (losses) recognised in OCI		(583)	584
Return on plan assets (excluding amount included in net interest expense)		68	(54)
Benefits paid by employer		(125)	(131)
Pension benefit obligations at end of year		Rp (1,541)	Rp (1,839)